Segment reporting	6 Months Ended
Jun. 30, 2022
Segment reporting
Segment information

5. Segment reporting

Management has identified one single operating segment, related to the discovery, development and commercialization of small-molecule pharmaceutical products.

Information about products, services and major customers

External income of the Group for the three-month and six-month periods ended June 30, 2022 and 2021 is derived from the business of discovery, development and commercialization of pharmaceutical products. Income was earned from rendering of research services to a pharmaceutical company and grants earned.

Information about geographical areas

External income is exclusively recorded in the Swiss operating company.

Analysis of revenue from contract with customer and other income by nature is detailed as follows:

	For the three months		For the six months
	ended June 30,		ended June 30,
	2022	2021	2022	2021
Collaborative research funding	183,354	992,595	420,591	1,836,818
Grants earned	—	73,735	—	146,852
Other service income	3,089	5,550	9,800	10,631
Total	186,443	1,071,880	430,391	1,994,301

Analysis of revenue from contract with customer and other income by major counterparties is detailed as follows:

	For the three months		For the six months
	ended June 30,		ended June 30,
	2022	2021	2022	2021
Indivior PLC	183,354	992,595	420,591	1,836,818
Eurostars /Innosuisse	—	73,735	—	146,852
Other counterparties	3,089	5,550	9,800	10,631
Total	186,443	1,071,880	430,391	1,994,301

For more detail, refer to note 15, “Revenue from contract with customer” and note 16 “Other income”.

The geographical allocation of long-lived assets is detailed as follows:

	June 30, 2022	December 31, 2021
Switzerland	431,836	596,098
United States of America	3,717	3,536
France	360	374
Total	435,913	600,008

The geographical analysis of operating costs is as follows:

	For the three months		For the six months
	ended June 30,		ended June 30,
	2022	2021	2022	2021
Switzerland	7,267,558	5,567,368	13,264,551	9,628,157
United States of America	10,740	8,646	18,448	16,627
France	360	2,503	2,192	4,182
Total operating costs (note 17)	7,278,658	5,578,517	13,285,191	9,648,966

The capital expenditure during the six-month period ended June 30, 2022 is nil (CHF 5,393 for the six-month period ended June 30, 2021).